Other Real Estate Owned (Tables)	12 Months Ended
Dec. 31, 2014
Other Real Estate Owned [Abstract]
Change in other real estate owned
The following table details the change in OREO during 2014, 2013 and 2012 as of December 31:

	2014	2013	2012

Balance, Beginning of Year	$15,502,462	$15,940,693	$20,445,085

Additions	3,852,848	10,251,006	9,729,174
Sales of OREO	(7,102,136)	(7,804,080)	(9,711,890)
Loss on Sale	(844,515)	(1,563,739)	(1,818,967)
Provision for Losses	(1,006,827)	(1,321,418)	(2,702,709)

Balance, End of Year	$10,401,832	$15,502,462	$15,940,693